PENSION - Summary of Allocation of Pension Plan Asset (Details)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation Percentage	100.00%	100.00%
Percentage of Plan Assets	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation Percentage	4.10%	3.80%
Percentage of Plan Assets	4.10%	3.70%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation Percentage	4.60%	4.40%
Percentage of Plan Assets	4.70%	4.50%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation Percentage	0.60%	0.60%
Percentage of Plan Assets	0.60%	0.60%
Other
Defined Benefit Plan Disclosure [Line Items]
Target Asset Allocation Percentage	90.70%	91.20%
Percentage of Plan Assets	90.60%	91.20%